Summary of significant accounting policies - Cryptocurrencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Impairment loss of cryptocurrencies	$ 7,102	$ 181,263	$ 50,463